Remuneration and other benefits paid to the Bank’s directors and senior managers - Attendance fees (Details) - EUR (€)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Members of the board of directors
Remuneration of key personnel
Attendance fees and commissions, per meeting	€ 2,600	€ 2,080	€ 2,600
Audit committee and risk supervision, regulation and compliance oversight committee
Remuneration of key personnel
Attendance fees and commissions, per meeting	1,700	1,360	1,700
Other committees
Remuneration of key personnel
Attendance fees and commissions, per meeting	€ 1,500	€ 1,200	€ 1,500